Consideration payable - Balances (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2022	Jun. 30, 2021
Consideration payable
Opening Balance		$ 9,102
Additions through business combination (Note 20)		6,543	$ 13,269
Payments	$ 0	(1,421)	0
Accretion value of earn out		798
Gain on change in fair value	$ 0	(2,254)	(4,167)
Ending Balance		12,768	$ 9,102
Consideration Payable - Current		8,986
Consideration Payable - Non- Current		$ 3,782